Share Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	May. 29, 2014 shares	Mar. 05, 2014 CNY (¥) shares	Jul. 16, 2010 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Oct. 30, 2015 shares	Dec. 31, 2014 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercise | $				$ 15,519		$ 15,517		$ 24,355
Share based compensation expense				29,335	¥ 190,027		¥ 233,735		¥ 67,769
Dermot Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense				1,303	8,439		4,022
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense		¥ 117,207		$ 23,745	¥ 153,814		¥ 208,914		¥ 40,711
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted				1,131,218	1,131,218
Unrecognized share-based compensation cost				$ 3						¥ 17
Unrecognized compensation costs, weighted-average recognition period				2 months 12 days	2 months 12 days
Aggregate fair value, unvested				$ 35,211						228,090
Weighted-average grant-date fair value | $ / shares				$ 14.22		$ 23.27		$ 14.22
Total fair value vested | $				$ 993		$ 9,774		$ 2,898
Unrecognized share-based compensation cost				$ 22,033						¥ 142,725
Unrecognized compensation costs, weighted-average recognition period				2 years 4 months 24 days	2 years 4 months 24 days
Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted				952,178	952,178	3,122,417	3,122,417	676,592	676,592
Performance Based Awards | Option One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance review period				1 year	1 year
Performance Based Awards | Option Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance review period				4 years	4 years
Share-settled bonuses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted				179,040,000	179,040,000
American Depository Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, shares issued				146,372	146,372	0	0	840,114	840,114
American Depository Shares | Managed Network Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during the period new issues		613,952
American Depository Shares | Managed Network Entities | Galaxy ENet Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, shares issued		76,048				76,048	76,048
American Depository Shares | Fully Vested Options | Managed Network Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, shares issued		690,000
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option expiry period			10 years
Share based compensation, option outstanding				4,180,198		9,054,118				4,180,198		9,054,118
Share based compensation, aggregate intrinsic value				$ 13,275		$ 20,450				¥ 85,993		¥ 126,884
Share based compensation, fair value of option outstanding at grant date				$ 4,941						¥ 32,006
Share based compensation, weighted average grant-date fair value of option | $ / shares				$ 0		$ 0		$ 0
Share based compensation, fair value of shares vested during the period | $				$ 3,111		$ 5,488		$ 3,388
2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued			39,272,595
Share based compensation, option vesting period			4 years
2010 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period			3 years
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued	20,461,380										39,606,817
Share based compensation, option expiry period	10 years
Share based compensation arrangement by share based payment award maximum annual plan increase to number of shares available for grant	0.15
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period	4 years
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period	3 years